Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-09-20	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 20, 2023
Erroneous Compensation Analysis

On September 20, 2023, our Board adopted a Clawback Policy to comply with the new Clawback rules and listing standards promulgated by the SEC and Nasdaq Stock Market, respectively. The Clawback Policy generally provides that we will seek to recover, in the event of a required accounting restatement, excess incentive compensation received by covered officers where that compensation is based on erroneously reported financial information, regardless of fault or misconduct.